Fair Value Measurements - Additional information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Measurements
Deferred debt issuance cost	$ 4,100,000	$ 4,900,000
Restricted cash	0	0
FairValueAssetsLevel1ToLevel2TransferAmount	$ 0	$ 0
Interest rate swap contracts
Fair Value Measurements
Weighted average remaining terms	1 year 6 months	1 year
Interest rate swap contracts | Minimum
Fair Value Measurements
Notional amount per contract	$ 13,100,000	$ 13,800,000
Fixed interest rate	1.55%	0.71%
Interest rate swap contracts | Maximum
Fair Value Measurements
Notional amount per contract	$ 50,000,000	$ 27,900,000
Fixed interest rate	3.80%	2.90%